UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-07470

EAGLE SERIES TRUST
(Formerly: Heritage Series Trust)

(Exact name of Registrant as Specified in Charter)

880 Carillon Parkway
St. Petersburg, FL 33716
(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code: (727) 567-8143

RICHARD J. ROSSI, PRESIDENT
880 Carillon Parkway
St. Petersburg, FL 33716
(Name and Address of Agent for Service)

Copy to:
FRANCINE J. ROSENBERGER, ESQ.
K&L Gates LLP
1601 K Street, NW
Washington, D.C.  20006

Date of fiscal year end: October 31

Date of reporting period: July 31, 2010

Item 1. Schedule of Investments

Eagle International Equity Fund
Investment Portfolio
July 31, 2010
(unaudited)

Common stocks - 94.2% (a)	Shares	Value
Australia--1.0%
Asciano Group *	91,546	$140,348
MAp Group	160,843	429,362
Newcrest Mining Ltd.	8,720	258,049
Austria--1.3%
Erste Group Bank AG	26,322	1,056,316
OMV AG	1,581	52,918
Belgium--0.3%
KBC Groep NV	5,523	243,988
Bermuda--0.5%
China Yurun Food Group Ltd.	132,000	433,344
Brazil--1.6%
All America Latina Logistica SA	25,705	242,610
Amil Participacoes SA	6,814	58,888
BRF - Brasil Foods SA	17,762	249,545
Hypermarcas SA *	41,322	538,022
Souza Cruz SA	1,775	81,544
Vale SA, Sponsored ADR	5,708	158,682
Britain--11.2%
Anglo American PLC *	11,779	466,604
Barclays PLC	179,065	935,100
BG Group PLC	16,165	259,651
BHP Billiton PLC	37,890	1,163,676
Diageo PLC	16,796	292,214
GlaxoSmithKline PLC	32,865	573,543
Imperial Tobacco Group PLC	30,379	859,952
Lloyds Banking Group PLC *	1,025,561	1,104,448
Lonmin PLC *	3,831	94,379
Rio Tinto PLC	28,322	1,468,568
Rolls-Royce Group PLC	48,879	445,497
Tesco PLC	78,977	484,717
Vodafone Group PLC	378,731	886,883
WPP PLC	37,384	398,052
Canada--5.8%
Agnico-Eagle Mines Ltd.	1,689	94,353
Bank of Montreal	3,353	205,051
Bank of Nova Scotia	5,876	294,872
Barrick Gold Corporation	29,851	1,227,084
Canadian Imperial Bank of Commerce	2,713	186,312
Canadian Pacific Railway Ltd.	1,388	82,884
EnCana Corporation	2,530	77,348
Goldcorp Inc.	14,120	553,510
IAMGOLD Corporation	3,033	47,823
IGM Financial Inc.	968	38,078
Ivanhoe Mines Ltd. *	13,776	243,078
Kinross Gold Corporation	4,515	74,090
Royal Bank of Canada	8,986	469,557
Silver Wheaton Corporation *	19,941	376,106
Suncor Energy Inc.	9,606	316,665
Talisman Energy Inc.	12,271	209,480
The Toronto-Dominion Bank	5,638	401,222
Cayman Islands--1.5%
Belle International Holdings Ltd.	148,000	229,767
China Mengniu Dairy Company Ltd.	139,000	432,166
Golden Eagle Retail Group Ltd.	10,000	23,688
Hengan International Group Company Ltd.	33,000	284,648
Sands China Ltd. *	66,400	102,960
Tingyi Cayman Islands Holding Corporation	64,000	163,151
China--1.5%
China Construction Bank Corporation	260,000	220,586
Industrial & Commercial Bank of China	287,000	219,476
Lianhua Supermarket Holdings Company Ltd.	49,000	211,329
Mindray Medical International Ltd., Sponsored ADR	5,781	178,864
Shandong Weigao Group Medical Polymer Company Ltd.	14,000	63,083
Sinopharm Group Company *	92,800	347,295
Czech--1.3%
Komercni Banka, AS	5,748	1,116,026
Denmark--0.8%
A.P. Moller-Maersk AS	24	201,647
Carlsberg AS, Class B	237	21,014
Novo Nordisk AS, Class B	5,786	494,274
Finland--1.2%
Fortum Oyj	7,879	183,275
Kesko Oyj, Class B	3,773	146,324
Stora Enso Oyj, Class R	38,349	310,592
UPM-Kymmene Oyj	24,196	351,256
France--5.6%
Aeroports de Paris	2,473	181,859
AXA SA	10,383	190,602
BNP Paribas	4,686	320,558
Carrefour SA	3,113	142,996
CFAO SA	2,397	73,312
Danone	16,441	920,462
Essilor International SA	2,109	132,050
Eutelsat Communications	6,509	240,735
Iliad SA	1,028	90,400
L'Occitane International SA *	14,514	31,765
LVMH Moet Hennessy Louis Vuitton SA	5,041	615,007
PPR	2,578	343,974
Publicis Groupe SA	2,948	132,628
Safran SA	1,749	47,104
Schneider Electric SA	1,826	210,590
Societe Generale	5,254	301,440
Sodexo	3,047	191,659
Technip SA	1,645	109,164
Vallourec SA	1,000	97,034
Veolia Environnement	8,285	219,509
Vinci SA	3,389	163,565
Germany--6.5%
Allianz SE	5,002	580,786
Bayer AG	1,982	113,942
Bilfinger Berger AG	1,521	86,826
Continental AG	1,213	77,376
Daimler AG	13,810	744,606
Deutsche Bank AG	3,273	228,615
Deutsche Boerse AG	4,369	305,853
Fraport AG	25,390	1,317,359
Fresenius SE	8,413	586,542
HeidelbergCement AG	5,017	252,657
Henkel AG & Co. KGaA	652	27,036
MAN SE	6,599	612,542
Metro AG	1,919	106,519
SAP AG	5,613	256,303
Siemens AG	2,002	195,120
Greece--0.4%
Coca Cola Hellenic Bottling Company SA	13,175	310,759
Hong Kong--3.3%
China Merchants Holdings International Company Ltd.	162,970	617,956
China Overseas Land & Investment Ltd.	126,000	269,276
China Resources Enterprise Ltd.	226,000	858,320
GOME Electrical Appliances Holdings Ltd. *	547,773	191,104
Hang Lung Properties Ltd.	212,000	878,841
Hungary--0.5%
OTP Bank PLC *	17,826	428,313
India--3.3%
Dr. Reddy's Laboratories Ltd., Sponsored ADR	19,991	577,940
HDFC Bank Ltd., Sponsored ADR	3,720	612,238
ICICI Bank Ltd., Sponsored ADR	15,011	584,078
Larsen & Toubro Ltd., Sponsored GDR	21,667	832,013
Reliance Capital Ltd., Sponsored GDR *	5,025	84,797
State Bank of India, Sponsored GDR	50	5,375
United Spirits Ltd., Sponsored GDR	5,738	85,640
Indonesia--0.3%
Bank Rakyat Indonesia	154,500	170,658
Perusahaan Gas Negara PT	184,000	83,532
Ireland--0.4%
Dragon Oil PLC *	24,250	162,577
Shire PLC	9,383	214,570
Israel--0.5%
Teva Pharmaceutical Industries Ltd., Sponsored ADR	8,005	391,044
Italy--0.9%
Buzzi Unicem SpA	7,955	86,716
Intesa Sanpaolo SpA	81,358	269,295
Saipem SpA	4,045	145,486
UniCredit SpA	102,017	285,829
Japan--8.9%
Aisin Seiki Company Ltd.	2,301	64,320
Asahi Glass Company Ltd.	21,000	212,696
Canon Inc.	6,873	297,411
Central Japan Railway Company	36	292,809
Daikin Industries Ltd.	3,070	114,302
Denso Corporation	3,811	108,756
East Japan Railway Company	3,556	228,358
Fanuc Ltd.	2,900	340,752
Fukuoka Financial Group Inc.	18,000	74,486
Honda Motor Company Ltd.	21,890	683,233
ITOCHU Corporation	21,100	163,684
Komatsu Ltd.	6,900	145,561
Mitsubishi Corporation	12,800	277,832
Mitsubishi Electric Corporation	25,000	218,665
Mitsubishi UFJ Financial Group Inc.	64,800	320,624
Mitsubishi UFJ Lease & Finance Company Ltd.	3,220	112,892
Nidec Corporation	5,300	499,396
Nintendo Company Ltd.	1,450	403,395
Nippon Telegraph & Telephone Corporation	1,900	79,105
Nissan Motor Company Ltd.	28,900	220,926
NSK Ltd.	6,000	42,956
NTT DoCoMo Inc.	78	124,139
Resona Holdings Inc.	10,400	113,813
Ricoh Company Ltd.	6,000	82,321
Shiseido Company Ltd.	5,700	127,163
SMC Corporation	2,000	262,540
Sumitomo Mitsui Financial Group Inc.	11,200	345,471
Suzuki Motor Corporation	15,600	327,898
The Bank of Yokohama Ltd.	27,500	126,554
The Chiba Bank Ltd.	21,700	132,186
The Sumitomo Trust & Banking Company Ltd.	32,600	180,734
Toyota Motor Corporation	9,441	331,838
Unicharm Corporation	4,072	483,469
Luxembourg--0.7%
Evraz Group SA, Sponsored GDR *	11,557	307,994
SES SA	10,288	254,126
Mexico--1.1%
Fomento Economico Mexicano, SAB de CV, Sponsored ADR	12,993	632,499
Grupo Comercial Chedraui SA de CV *	11,169	30,904
Grupo Financiero Banorte, SAB de CV	69,884	271,326
Netherlands--5.9%
ASML Holding NV	1,503	47,928
EADS NV	8,205	194,001
Heineken NV	4,638	209,909
ING Groep NV *	53,909	518,456
Koninklijke KPN NV	33,488	466,074
Koninklijke Philips Electronics NV	10,740	335,391
Randstad Holding NV	4,234	190,532
Royal Dutch Shell PLC, Class A	27,539	759,315
TNT NV	20,061	598,663
Unilever NV	55,788	1,641,206
Norway--1.0%
DnB NOR ASA	12,126	150,591
Marine Harvest ASA	252,108	190,011
Statoil ASA	18,603	376,013
Telenor ASA	10,763	166,083
Papua New Guinea--0.2%
Lihir Gold Ltd.	34,548	127,633
Poland--1.6%
Bank Pekao SA	12,294	655,493
PKO Bank Polski SA	56,923	725,889
Portugal--0.2%
Galp Energia SGPS SA, Class B	10,394	169,989
Russia--5.6%
Enel OGK-5 OJSC *	116,934	9,062
Gazprom Neft JSC, Sponsored ADR	5,200	105,774
IDGC Holding JSC *	1,673,250	225,889
Magnit OJSC, Sponsored GDR	25,230	533,614
Mechel, Sponsored ADR	10,531	229,365
MMC Norilsk Nickel, Sponsored ADR	24,094	396,105
NovaTek OAO, Sponsored GDR	1,300	97,500
Novorossiysk Commercial Sea Port, Sponsored GDR	7,400	87,690
OGK-4 OJSC	636,606	48,700
Pharmstandard, Sponsored GDR *	7,650	183,218
Rosneft Oil Company, Sponsored GDR	68,015	454,340
Sberbank	536,484	1,495,403
TNK-BP Holding	42,666	83,896
VTB Bank OJSC, Sponsored GDR	52,242	283,152
X 5 Retail Group NV, Sponsored GDR *	12,901	482,755
Singapore--0.1%
CapitaLand Ltd.	23,000	66,980
South Africa--2.8%
AngloGold Ashanti Ltd.	4,254	171,904
Aspen Pharmacare Holdings Ltd.	39,860	445,302
Impala Platinum Holdings Ltd.	6,225	168,517
Massmart Holdings Ltd.	9,879	173,252
Shoprite Holdings Ltd.	68,538	858,692
Standard Bank Group Ltd.	27,011	420,239
Tiger Brands Ltd.	5,670	140,925
South Korea--1.2%
Hankook Tire Company Ltd.	2,560	58,232
Hyundai Motor Company	4,466	560,606
Samsung Electronics Company Ltd.	554	380,231
Spain--1.2%
Amadeus IT Holding SA, Class A *	4,691	82,527
Banco Bilbao Vizcaya Argentaria SA	28,345	380,121
Banco Santander SA	45,494	581,074
Sweden--1.1%
Atlas Copco AB, Class A	10,524	172,153
Elekta AB, Class B	3,011	87,416
Hennes & Mauritz AB, Class B	10,706	337,211
Swedish Match AB	1,968	46,527
Volvo AB, Class B	23,606	294,108
Switzerland--5.7%
ABB Ltd.	21,451	433,721
Credit Suisse Group AG	7,525	342,696
Flughafen Zuerich AG	483	158,342
Holcim Ltd.	962	64,275
Nestle SA	23,040	1,139,061
Nobel Biocare Holding AG	6,128	103,182
Novartis AG	10,173	494,696
Swiss Reinsurance Company Ltd.	5,722	263,551
Swisscom AG	375	140,501
Syngenta AG	1,021	225,755
The Swatch Group AG	686	212,445
UBS AG	25,172	430,125
Xstrata PLC	35,363	563,499
Zurich Financial Services AG	1,241	289,729
Taiwan--2.6%
Acer Inc.	84,084	225,802
Asustek Computer Inc.	25,200	189,923
Hon Hai Precision Industry Company Ltd.	111,000	448,367
HTC Corporation	58,800	1,082,037
Taiwan Semiconductor Manufacturing Company Ltd.	110,000	213,528
Thailand--0.1%
Thai Beverage PCL	477,000	99,974
Ukraine--0.4%
Raiffeisen Bank Aval *	1,908,985	117,056
Ukrsotsbank JSCB *	2,466,696	169,410
UkrTelecom *	401,238	31,542
United Kingdom--4.1%
ARM Holdings PLC	52,341	269,553
BP PLC	66,830	427,985
Cairn Energy PLC *	15,981	117,305
Compass Group PLC	44,523	370,769
HSBC Holdings PLC	42,477	433,310
Petropavlovsk PLC *	8,210	130,115
Reckitt Benckiser Group PLC	17,090	839,423
Royal Bank of Scotland Group PLC *	382,951	301,380
SABMiller PLC	9,126	277,369
Standard Chartered PLC	3,849	111,250
WM Morrison Supermarkets PLC	45,522	189,533
Total common stocks (cost $71,234,080)		79,580,686

Preferred stocks - 1.1% (a)
Brazil--0.5%
Cia Brasileira de Distribuicao	12,057	394,725
Germany--0.5%
Henkel AG & Company KGaA	3,761	186,660
Volkswagen AG	2,181	231,097
Russia--0.1%
TNK-BP Holding	47,685	83,449
Total preferred stocks (cost $861,776)		895,931

Investment companies - 2.5% (a)
India--0.6%
iShares MSCI India (ETF) *	73,500	513,765
United States--1.9%
Market Vectors - Gold Miners ETF	33,896	1,634,470
Total investment companies (cost $1,908,836)		2,148,235

Total investment portfolio excluding repurchase
agreement (cost $74,004,692)		82,624,852

Repurchase agreement - 0.4% (a)
Repurchase agreement with Fixed Income
Clearing Corporation, dated July 30, 2010 @
0.07% to be repurchased at $357,002 on
August 2, 2010, collateralized by
$360,000 United States Treasury Notes,
1.375% due February 15, 2013 (market value
$367,922 including interest) (cost $357,000)		357,000

Total investment portfolio (cost $74,361,692) 98.2% (a)		$ 82,981,852

* Non-income producing security.
(a) Percentages indicated are based on net assets of $84,480,026.

ADR - American depository receipt
ETF - Exchange-traded fund
GDR - Global depository receipt

Forward Foreign Currency Contracts Outstanding
UNAUDITED | 07.31.2010

				Delivery date	Unrealized appreciation (depreciation)
Contract to deliver		In exchange for
CZK	2,844,463	USD	143,280	9/15/10	$ (6,140)
USD	148,748	CZK	2,844,463	9/15/10	672
EUR	1,427,287	USD	1,713,586	9/15/10	(146,311)
USD	1,811,888	EUR	1,427,287	9/15/10	48,009
GBP	2,438,525	USD	3,558,802	9/15/10	(266,849)
USD	3,661,431	GBP	2,438,525	9/15/10	164,220
HUF	121,811,430	USD	568,495	9/15/10	12,141
USD	548,293	HUF	121,811,430	9/15/10	8,061
PLN	1,977,354	USD	640,314	9/15/10	(1,057)
USD	638,971	PLN	1,977,354	9/15/10	2,400
ZAR	1,668,011	USD	204,909	9/15/10	(22,059)
USD	226,101	ZAR	1,668,011	9/15/10	867
CHF	351,377	USD	308,069	9/16/10	(29,394)
USD	334,843	CHF	351,377	9/16/10	2,620
CZK	10,124,130	USD	474,940	9/16/10	(56,877)
USD	529,424	CZK	10,124,130	9/16/10	2,392
EUR	3,428,909	USD	4,171,691	9/16/10	(296,510)
USD	4,368,267	EUR	3,428,909	9/16/10	99,935
GBP	332,561	USD	485,784	9/16/10	(35,948)
USD	510,942	GBP	332,561	9/16/10	10,790
SEK	3,742,262	USD	469,358	9/16/10	(48,826)
USD	512,763	SEK	3,742,262	9/16/10	5,420
CZK	5,030,063	USD	239,732	12/16/10	(24,316)
USD	260,704	CZK	5,030,063	12/16/10	3,344
EUR	1,934,908	USD	2,324,123	12/16/10	(196,251)
USD	2,388,590	EUR	1,934,908	12/16/10	131,785
	Total unrealized depreciation				$ (637,882)
CHF	Swiss Franc
CZK	Czech Koruna
EUR	Euro Currency
GBP	Pound Sterling
HUF	Hungarian Forint
PLN	Polish Zloty
SEK	Swedish Krona
USD	United States Dollar
ZAR	South African Rand

Industry Allocation
UNAUDITED | 07.31.2010
		% of net
Industry	Value	assets
Banks	$ 17,821,736	21.1%
Food	8,861,075	10.5%
Mining	7,783,775	9.2%
Pharmaceuticals	3,814,602	4.5%
Oil & gas	3,754,205	4.4%
Engineering & construction	3,603,047	4.3%
Auto manufacturers	3,394,312	4.0%
Financial services	2,548,106	3.0%
Telecommunications	2,389,188	2.8%
Investment companies	2,148,235	2.5%
Beverages	1,929,378	2.3%
Insurance	1,927,921	2.3%
Healthcare products	1,881,087	2.2%
Transportation	1,875,009	2.2%
Retail	1,615,657	1.9%
Computers	1,497,762	1.8%
Machinery	1,271,008	1.5%
Real estate	1,215,097	1.4%
Household products	1,053,119	1.2%
Agriculture	988,023	1.2%
Electrical components & equipment	928,651	1.1%
Semiconductors	863,312	1.0%
Electronics	783,758	0.9%
Building materials	730,646	0.9%
Aerospace/defense	686,602	0.8%
Forest products & paper	661,848	0.8%
Cosmetics/personal care	642,397	0.8%
Iron/steel	537,359	0.6%
Electric	466,926	0.6%
Distribution/wholesale	441,516	0.5%
Toys/games/hobbies	403,395	0.5%
Multimedia	398,052	0.5%
Commercial services	382,191	0.4%
Office/business equipment	379,732	0.5%
Food service	370,769	0.4%
Chemicals	339,697	0.4%
Software	338,830	0.4%
Auto parts & equipment	308,684	0.4%
Hand/machine tools	262,540	0.3%
Oil & gas services	254,650	0.3%
Water	219,509	0.3%
Diversified manufacturer	195,120	0.2%
Metal fabricate/hardware	139,990	0.2%
Advertising	132,628	0.2%
Lodging	102,960	0.1%
Internet	90,400	0.1%
Gas	83,532	0.1%
Healthcare services	58,888	0.1%
Semiconductor equipment	47,928	0.1%
Total investment portfolio	$ 82,624,852	97.8%

Eagle Investment Grade Bond Fund
Investment Portfolio
July 31, 2010
(unaudited)

	Principal amount
Corporate bonds - 33.5% (a)	(in thousands)	Value
Aerospace/defense--1.3%
L-3 Communications Corporation, 4.75%, 07/15/20	250	$ 255,424
Lockheed Martin Corporation, 4.25%, 11/15/19	306	325,418
United Technologies Corporation, 5.375%, 12/15/17	300	343,894
Banks--4.6%
Bank of Montreal, 2.125%, 06/28/13	250	255,598
Bank of Nova Scotia, 144A, 1.45%, 07/26/13	1,000	1,004,804
JPMorgan Chase & Company, 3.7%, 01/20/15	500	520,990
The Goldman Sachs Group Inc., 6.0%, 05/01/14	400	441,341
Toronto-Dominion Bank, 144A, 2.2%, 07/29/15	1,000	999,670
Beverages--2.7%
Anheuser-Busch InBev Worldwide Inc., 144A, 3.625%, 04/15/15	600	623,500
PepsiCo Inc., 7.9%, 11/01/18	450	588,441
The Coca-Cola Company, 5.35%, 11/15/17	600	693,445
Biotechnology--1.6%
Amgen Inc., 5.7%, 02/01/19	500	582,200
Genzyme Corporation, 144A, 3.625%, 06/15/15	500	525,601
Diversified manufacturer--0.3%
ITT Corporation, 6.125%, 05/01/19	205	237,183
Electric--2.7%
Carolina Power & Light Company, 5.25%, 12/15/15	300	344,459
Exelon Generation Company LLC, 5.2%, 10/01/19	495	537,104
FPL Group Capital Inc., 2.55%, 11/15/13	500	509,881
PSEG Power LLC, 144A, 2.5%, 04/15/13	250	255,414
Virginia Electric and Power Company, Series A, 5.4%, 01/15/16	190	213,802
Financial services--1.6%
BlackRock Inc., Series 2, 5.0%, 12/10/19	550	591,233
CME Group Inc., 5.4%, 08/01/13	500	554,802
Food--1.3%
Campbell Soup Company, 3.05%, 07/15/17	250	255,226
General Mills Inc., 5.65%, 02/15/19	550	629,570
Gas--0.9%
Sempra Energy, 9.8%, 02/15/19	475	643,348
Healthcare products--1.6%
Baxter International Inc., 5.375%, 06/01/18	750	862,573
Covidien International Finance, 2.8%, 06/15/15	250	255,868
Insurance--0.9%
Berkshire Hathaway Finance Corporation, 5.4%, 05/15/18	540	604,067
Mining--1.3%
Barrick Gold Corporation, 6.95%, 04/01/19	358	440,310
Newmont Mining Corporation, 5.125%, 10/01/19	430	469,812
Oil & gas--2.2%
Noble Holding International Ltd., 3.45%, 08/01/15	250	257,203
Shell International Finance BV, FRN, 0.88825%, 06/22/12	1,000	1,003,283
XTO Energy Inc., 5.75%, 12/15/13	254	290,591
Pharmaceuticals--1.7%
Pfizer Inc., 6.2%, 03/15/19	500	603,344
Teva Pharmaceutical Finance II/III, 3.0%, 06/15/15	600	621,539
Retail--2.9%
McDonald's Corporation, 5.8%, 10/15/17	600	707,212
Staples Inc., 9.75%, 01/15/14	510	628,279
Wal-Mart Stores Inc. Pass Through Trusts, Series C, 8.875%, 06/29/11	28	28,092
Wal-Mart Stores Inc., 3.625%, 07/08/20	650	653,177
Software--1.5%
Adobe Systems Inc., 3.25%, 02/01/15	500	518,426
Oracle Corporation, 144A, 3.875%, 07/15/20	500	511,406
Telecommunications--2.3%
AT&T Corporation, 7.3%, 11/15/11	500	539,608
Cisco Systems Inc., 4.95%, 02/15/19	500	555,792
Verizon Communications Inc., 6.35%, 04/01/19	460	544,077
Television, cable & radio--0.4%
DIRECTV Holdings LLC, 3.55%, 03/15/15	250	257,543
Transportation--1.7%
Norfolk Southern Corporation, 5.9%, 06/15/19	600	693,490
Union Pacific Corporation, 5.7%, 08/15/18	410	466,092
Total corporate bonds (cost $22,733,171)		23,444,132

U.S. Treasuries - 26.0% (a)
U.S. Treasury Note, 0.875%, 02/29/12	750	754,980
U.S. Treasury Note, 1.0%, 07/15/13	500	502,502
U.S. Treasury Note, 2.125%, 05/31/15	3,500	3,597,615
U.S. Treasury Note, 3.5%, 05/15/20	1,000	1,050,160
U.S. Treasury Note, 4.0%, 08/15/18	1,000	1,110,703
U.S. Treasury Note, 4.25%, 11/15/14	3,250	3,648,886
U.S. Treasury Note, 4.5%, 02/15/16	2,500	2,856,055
U.S. Treasury Note, 4.75%, 08/15/17	4,000	4,659,688
Total U.S. Treasuries (cost $17,551,044)		18,180,589

Government-backed corporate bonds - 16.6% (a)
Bank of America Corporation, FDIC, 3.125%, 06/15/12	1,250	1,307,141
Citibank NA, FDIC, 1.75%, 12/28/12	2,000	2,042,596
Citigroup Inc., FDIC, 2.125%, 04/30/12	1,000	1,025,187
General Electric Capital Corporation, FDIC, 3.0%, 12/09/11	2,000	2,061,094
John Deere Capital Corporation, FDIC, 2.875%, 06/19/12	2,000	2,081,428
JPMorgan Chase & Company, FDIC, 3.125%, 12/01/11	1,000	1,034,437
The Goldman Sachs Group Inc., FDIC, 3.25%, 06/15/12	2,000	2,096,432
Total government-backed corporate bonds (cost $11,575,315)		11,648,315

Mortgage-backed obligations - 14.8% (a)
Commercial mortgage-backed obligations - 3.8%
Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-C5, Class A3, 5.1%, 08/15/38	379	396,777
JPMorgan Chase Commercial Mortgage Series Trust, Series 2002-C3, Class A2, 4.994%, 07/12/35	275	291,598
JPMorgan Chase Commercial Mortgage Series Trust, Series 2003-PM1A, Class A4, 5.326%, 08/12/40	230	248,201
LB-UBS Commerical Mortgage Trust, Series 2001-C7, Class A5, 6.133%, 12/15/30	500	522,637
LB-UBS Commerical Mortgage Trust, Series 2003-C7, Class A2, 4.064%, 09/15/27	45.956	45,974
Merrill Lynch Mortgage Investors Trust, Series 1998-C1, Class A3, 6.72%, 11/15/26	37.648	41,598
Morgan Stanley Capital I, Series 2003-T11, Class A4, 5.15%, 06/13/41	385	413,061
Wachovia Bank Commercial Mortgage Trust, Series 2003-C6, Class A3, 4.957%, 08/15/35	683	689,916
Federal agency mortgage-backed obligations - 11.0%
Fannie Mae REMICs, Series 2006-B1, Class AB, 6.0%, 06/25/16	193.824	200,835
Fannie Mae REMICs, Series 2007-11, Class AB, 5.69%, 01/25/32	592.967	620,484
Fannie Mae REMICs, Series 2007-B2, Class AB, 5.5%, 12/25/20	991.525	1,037,648
Fannie Mae, Series 2006-63, Class AB, 6.5%, 10/25/33	252.815	257,574
Fannie Mae, Series 2007-118, Class AB, 5.0%, 04/25/35	743.237	774,191
Fannie Mae, Series 2007-26, Class JA, 5.0%, 05/25/29	242.533	244,934
Freddie Mac REMICs, Series R005, Class AB, 5.5%, 12/15/18	159.611	164,685
Freddie Mac REMICs, Series R006, Class AK, 5.75%, 12/15/18	403.117	426,282
Freddie Mac, Series 2628, Class AB, 4.5%, 06/15/18	399.745	426,824
Freddie Mac, Series 3456, Class CG, 5.0%, 01/15/35	619.161	643,269
Freddie Mac, Series 2885, Class LC, 4.5%, 04/15/34	613.087	655,915
Freddie Mac, Series 3114, Class GC, 5.0%, 01/15/34	599.517	624,655
Ginnie Mae, Series 2004-86, Class PK, 4.0%, 09/20/34	625.645	670,645
FDIC Trust, Series 2010-R1, Class A, 2.184%, 05/25/50	1,000	1,000,000
Total mortgage-backed obligations (cost $10,314,791)		10,397,703

Supranational securities - 4.0% (a)
Asian Development Bank, 1.625%, 07/15/13	250	254,343
Inter-American Development Bank, 2.25%, 07/15/15	1,000	1,022,075
International Bank for Reconstruction & Development, 2.375%, 05/26/15	1,000	1,033,276
Nordic Investment Bank, 2.5%, 07/15/15	500	514,170
Total supranational securities (cost $2,745,902)		2,823,864

Foreign government securities - 1.5% (a)
Province of Ontario, 2.7%, 06/16/15	1,000	1,028,214
Total foreign government securities (cost $1,001,147)		1,028,214

Total investment portfolio excluding repurchase
agreement (cost $65,921,370)		67,522,817

Repurchase agreement - 1.8% (a)
Repurchase agreement with Fixed Income
Clearing Corporation, dated July 30, 2010 @
0.07% to be repurchased at $1,298,008 on
August 2, 2010, collateralized by
$1,275,000 United States Treasury Notes,
2.5% due April 30, 2015 (market value
$1,339,322 including interest) (cost $1,298,000)		1,298,000

Total investment portfolio (cost $67,219,370) 98.2% (a)		$68,820,817

(a) Percentages indicated are based on net assets of $70,073,510.

144A - 144A securities are issued pursuant to Rule 144A of the
Securities Act of 1933. Most of these are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and all may be resold as transactions exempt from registration to qualified institutional buyers. At July 31, 2010, these securities aggregated $3,920,395 or 5.6% of the net assets of the fund.
FDIC - Federal deposit insurance corporation
FRN - Floating rate notes reset their interest rate on a semiannual or quarterly basis.
REMIC - Real estate mortgage investment conduit

Eagle Large Cap Core Fund
Investment Portfolio
July 31, 2010
(unaudited)

Common stocks - 91.3% (a)	Shares	Value
Advertising--2.0%
Omnicom Group Inc.	69,035	$2,572,244
Aerospace/defense--3.3%
The Boeing Company	30,420	2,072,819
United Technologies Corporation	31,980	2,273,778
Banks--11.6%
Bank of America Corporation	323,735	4,545,239
JPMorgan Chase & Company	62,355	2,511,659
The Goldman Sachs Group, Inc.	19,546	2,947,928
Wells Fargo & Company	185,270	5,137,537
Computers--5.1%
Apple, Inc. *	13,951	3,588,895
EMC Corporation *	156,260	3,092,385
Diversified manufacturer--5.9%
General Electric Company	171,030	2,757,004
Tyco International Ltd.	127,636	4,885,906
Healthcare products--8.9%
Covidien PLC	53,546	1,998,337
Johnson & Johnson	76,815	4,462,183
St. Jude Medical, Inc. *	73,110	2,688,255
Zimmer Holdings, Inc. *	46,950	2,487,880
Healthcare services--2.2%
UnitedHealth Group Inc.	96,400	2,935,380
Insurance--1.8%
MetLife, Inc.	55,430	2,331,386
Internet--2.0%
Google Inc., Class A *	5,302	2,570,675
Oil & gas--8.9%
ConocoPhillips	77,420	4,275,132
EOG Resources Inc.	34,955	3,408,112
Exxon Mobil Corporation	65,805	3,927,242
Oil & gas services--2.2%
Schlumberger Ltd.	48,535	2,895,598
Pharmaceuticals--2.8%
Pfizer Inc.	247,345	3,710,175
Retail--9.7%
Bed Bath & Beyond Inc. *	64,080	2,427,350
Home Depot, Inc.	83,175	2,371,319
Macy's Inc.	93,570	1,745,080
Staples, Inc.	179,335	3,645,881
Wal-Mart Stores, Inc.	49,200	2,518,548
Semiconductor equipment--1.4%
Applied Materials, Inc.	158,810	1,873,958
Semiconductors--2.3%
Texas Instruments Inc.	121,975	3,011,563
Software--11.5%
Activision Blizzard Inc.	234,565	2,786,632
Adobe Systems Inc. *	118,555	3,404,900
Autodesk, Inc. *	111,410	3,291,051
Microsoft Corporation	213,995	5,523,211
Telecommunications--5.9%
Cisco Systems, Inc. *	98,790	2,279,085
QUALCOMM Inc.	68,685	2,615,525
Sprint Nextel Corporation *	601,865	2,750,523
Television, cable & radio--1.5%
Comcast Corporation, Class A	100,935	1,965,204
Transportation--2.3%
Union Pacific Corporation	39,480	2,947,974
Total common stocks (cost $114,923,656)		119,233,553

Investment companies - 2.9% (a)
Materials Select Sector SPDR ETF	119,310	3,816,727
Total investment companies (cost $3,976,137)		3,816,727

Total investment portfolio excluding repurchase
agreement (cost $118,899,793)		123,050,280

Repurchase agreement - 6.0% (a)
Repurchase agreement with Fixed Income
Clearing Corporation, dated July 30, 2010 @
0.07% to be repurchased at $7,807,046 on
August 2, 2010, collateralized by
$7,455,000 United States Treasury Notes,
3.625% due August 15, 2019 (market value
$8,040,530 including interest) (cost $7,807,000)		7,807,000

Total investment portfolio (cost $126,706,793) 100.2% (a)		$130,857,280

* Non-income producing security

(a) Percentages indicated are based on net assets of $130,599,564.

ETF - Exchange-traded fund
SPDR - Standard & Poor's depositary receipt

Eagle Mid Cap Growth Fund
Investment Portfolio
July 31, 2010
(unaudited)

Common stocks - 97.4% (a)	Shares	Value
Aerospace/defense--1.8%
Goodrich Corporation	46,125	$3,361,129
Apparel--2.2%
Coach Inc.	108,015	3,993,315
Auto manufacturers--3.4%
Navistar International Corporation *	85,530	4,422,756
Oshkosh Corporation *	52,760	1,813,889
Biotechnology--2.9%
Dendreon Corporation *	53,990	1,776,811
Illumina, Inc. *	40,180	1,801,269
United Therapeutics Corporation *	34,690	1,695,994
Chemicals--3.4%
CF Industries Holdings Inc.	27,775	2,255,052
Huntsman Corporation	388,541	4,068,024
Coal--1.0%
Walter Energy, Inc.	25,965	1,851,304
Commercial services--3.4%
Coinstar Inc. *	37,830	1,721,265
Hewitt Associates Inc., Class A *	90,771	4,456,856
Computers--3.3%
Riverbed Technology Inc. *	57,520	2,133,417
SanDisk Corporation *	91,785	4,011,004
Electronics--4.2%
Dolby Laboratories, Inc., Class A *	66,620	4,228,371
Gentex Corporation	177,233	3,415,280
Entertainment--2.0%
Bally Technologies, Inc. *	112,869	3,645,669
Environmental control--2.7%
Republic Services, Inc.	67,880	2,162,657
Waste Connections, Inc. *	72,210	2,756,256
Financial services--5.6%
Ameriprise Financial, Inc.	96,870	4,106,319
CME Group Inc.	6,310	1,759,228
Legg Mason, Inc.	56,400	1,629,396
TD Ameritrade Holding Corporation *	174,841	2,751,997
Food--0.9%
Dean Foods Company *	154,088	1,765,848
Healthcare products--1.7%
Patterson Companies, Inc.	59,420	1,585,326
Thoratec Corporation *	40,335	1,483,521
Healthcare services--1.6%
Lincare Holdings Inc.	123,497	2,934,289
Household products--2.8%
Church & Dwight Co., Inc.	77,350	5,125,984
Housewares--1.5%
Newell Rubbermaid Inc.	174,905	2,711,028
Insurance--1.3%
RenaissanceRe Holdings Ltd.	40,995	2,345,734
Internet--1.9%
NetFlix, Inc. *	14,620	1,499,281
priceline.com Inc. *	8,705	1,953,402
Iron/steel--0.9%
Allegheny Technologies Inc.	36,505	1,738,003
Leisure time--1.9%
Carnival Corporation	98,210	3,405,923
Lodging--2.1%
Las Vegas Sands Corporation *	142,810	3,835,877
Machinery--3.2%
AGCO Corporation *	65,635	2,281,473
Cummins, Inc.	45,880	3,652,507
Metal fabricate/hardware--1.0%
Precision Castparts Corporation	15,355	1,876,227
Mining--1.1%
Freeport-McMoRan Copper & Gold Inc.	28,105	2,010,632
Oil & gas--7.0%
Continental Resources Inc. *	76,880	3,500,346
Noble Corporation	142,595	4,634,338
Pioneer Natural Resources Company	45,210	2,618,563
Whiting Petroleum Corporation *	22,965	2,021,150
Pharmaceuticals--4.9%
AmerisourceBergen Corporation	56,110	1,681,617
Express Scripts Inc. *	42,895	1,937,996
Mylan Inc. *	98,690	1,717,206
NBTY, Inc. *	66,070	3,560,512
Retail--2.7%
Chico's FAS, Inc.	326,840	3,062,491
Limited Brands Inc.	73,145	1,875,438
Semiconductors--7.0%
ARM Holdings PLC, Sponsored ADR	257,795	3,982,933
Linear Technology Corporation	93,675	2,986,359
Rovi Corporation *	131,955	5,871,998
Software--9.5%
Allscripts-Misys Healthcare Solutions, Inc. *	102,755	1,714,981
ANSYS, Inc. *	99,530	4,473,874
Autodesk, Inc. *	125,775	3,715,394
Cerner Corporation *	23,270	1,802,262
Citrix Systems, Inc. *	56,925	3,132,014
MSCI Inc., Class A *	78,650	2,538,036
Telecommunications--5.1%
Amdocs Ltd. *	129,810	3,547,707
American Tower Corporation, Class A *	88,455	4,090,159
Polycom, Inc. *	59,400	1,762,992
Transportation--3.4%
Kansas City Southern *	127,540	4,680,718
Landstar System, Inc.	38,205	1,548,828
Total common stocks (cost $146,804,290)		178,480,225

Repurchase agreement - 2.7% (a)
Repurchase agreement with Fixed Income
Clearing Corporation, dated July 30, 2010 @
0.07% to be repurchased at $4,854,028 on
August 2, 2010, collateralized by
$4,635,000 United States Treasury Notes,
3.625% due August 15, 2019 (market value
$4,999,042 including interest) (cost $4,854,000)		4,854,000

Total investment portfolio (cost $151,658,290) 100.1% (a)		$ 183,334,225

* Non-income producing security

(a) Percentages indicated are based on net assets of $183,194,372.

ADR - American depository receipt

Eagle Mid Cap Stock Fund
Investment Portfolio
July 31, 2010
(unaudited)

Common stocks - 99.5% (a)	Shares	Value
Aerospace/defense--1.3%
L-3 Communications Holdings, Inc.	240,695	$17,580,363
Apparel--2.8%
VF Corporation	473,025	37,525,073
Auto manufacturers--2.5%
Oshkosh Corporation *	970,001	33,348,634
Auto parts & equipment--1.3%
WABCO Holdings Inc. *	440,084	17,022,449
Banks--1.9%
BOK Financial Corporation	258,439	12,588,564
East West Bancorp Inc.	811,315	12,648,401
Chemicals--6.5%
Air Products & Chemicals Inc.	328,404	23,835,562
Albemarle Corporation	289,174	12,613,770
Sigma-Aldrich Corporation	394,952	22,156,807
Solutia Inc. *	2,083,223	29,394,277
Commercial services--2.4%
Iron Mountain Inc.	812,161	19,223,851
SEI Investments Company	651,731	12,500,201
Computers--3.7%
IHS Inc., Class A *	538,259	34,077,177
Synopsys, Inc. *	713,023	15,572,422
Diversified manufacturer--1.1%
Leggett & Platt Inc.	741,087	15,444,253
Electric--1.6%
ITC Holdings Corporation	384,436	21,812,899
Electrical components & equipment--3.3%
AMETEK, Inc.	497,921	22,042,963
Energizer Holdings, Inc. *	361,794	22,257,567
Electronics--5.0%
Agilent Technologies Inc. *	881,530	24,621,133
Amphenol Corporation, Class A	807,194	36,162,291
Dolby Laboratories, Inc., Class A *	101,627	6,450,266
Entertainment--1.5%
DreamWorks Animation SKG, Inc. *	637,360	19,860,138
Environmental control--2.1%
Waste Connections, Inc. *	743,520	28,380,158
Financial services--8.5%
CME Group Inc.	109,298	30,472,282
Discover Financial Services	982,398	15,001,217
Franklin Resources, Inc.	142,245	14,307,002
IntercontinentalExchange, Inc. *	237,150	25,047,783
Leucadia National Corporation *	665,057	14,691,109
SLM Corporation *	1,166,437	13,997,244
Food--3.4%
ConAgra Foods, Inc.	1,115,203	26,184,966
The J. M. Smucker Company	319,415	19,621,663
Healthcare products--3.9%
Hospira, Inc. *	415,788	21,662,555
St. Jude Medical, Inc. *	829,756	30,510,128
Healthcare services--4.2%
Laboratory Corporation of America Holdings *	323,082	23,578,524
Lincare Holdings Inc.	464,465	11,035,688
Mednax Inc. *	470,809	22,198,644
Insurance--4.4%
Allied World Assurance Company Holdings, Ltd.	658,376	32,800,292
Reinsurance Group of America Inc.	282,827	13,570,039
XL Group PLC	749,918	13,296,046
Machinery--2.5%
AGCO Corporation *	351,622	12,222,381
Roper Industries Inc.	343,935	21,495,938
Metal fabricate/hardware--1.4%
Precision Castparts Corporation	153,765	18,788,545
Oil & gas--4.1%
Noble Energy, Inc.	217,350	14,575,491
Petrohawk Energy Corporation *	130,543	2,058,663
QEP Resources Inc. *	416,915	14,350,214
Whiting Petroleum Corporation *	277,981	24,465,108
Oil & gas services--2.3%
FMC Technologies, Inc. *	261,120	16,523,674
National Oilwell Varco, Inc.	360,413	14,113,773
Packaging & containers--6.4%
Crown Holdings Inc. *	1,361,745	37,897,363
Owens-Illinois, Inc. *	1,053,500	29,129,275
Rock-Tenn Company, Class A	359,462	19,130,568
Pharmaceuticals--2.3%
McKesson Corporation	273,919	17,207,592
Shire PLC, Sponsored ADR	204,056	14,053,337
Printing & publishing--2.1%
John Wiley & Sons, Inc., Class A	723,495	28,491,233
Retail--2.6%
Aeropostale Inc. *	698,090	19,846,699
Family Dollar Stores Inc.	347,240	14,358,374
Semiconductors--2.5%
Marvell Technology Group Ltd. *	1,232,750	18,392,630
Rovi Corporation *	352,590	15,690,255
Software--6.8%
Activision Blizzard Inc.	1,312,860	15,596,777
Adobe Systems Inc. *	745,935	21,423,253
Check Point Software Technologies Ltd. *	866,142	29,466,151
Fiserv, Inc. *	495,493	24,824,199
Television, cable & radio--1.6%
DISH Network Corporation, Class A	1,051,253	21,109,160
Textiles--1.4%
Mohawk Industries, Inc. *	386,490	18,910,956
Toys/games/hobbies--2.1%
Hasbro, Inc.	670,970	28,281,387
Total common stocks (cost $1,274,562,959)		1,337,497,397

Total investment portfolio (cost $1,274,562,959) 99.5% (a)		$1,337,497,397

* Non-income producing security

(a) Percentages indicated are based on net assets of $1,343,773,195.

ADR - American depository receipt

Eagle Small Cap Core Value Fund
Investment Portfolio
July 31, 2010
(unaudited)

Common stocks - 93.4% (a)	Shares	Value
Aerospace/defense--1.0%
Orbital Sciences Corporation *	45,682	$668,784
Banks--7.4%
Cardinal Financial Corporation	50,776	518,931
Columbia Banking System Inc.	16,086	294,052
First Financial Bancorp	48,234	766,921
Oriental Financial Group, Inc.	54,617	773,377
PrivateBancorp Inc.	52,826	653,458
Signature Bank *	14,730	566,221
Southwest Bancorp, Inc.	27,795	404,417
Sterling Bancshares, Inc.	42,120	218,603
Texas Capital Bancshares, Inc. *	37,961	633,569
Biotechnology--1.6%
Charles River Laboratories International, Inc. *	8,355	259,673
Cubist Pharmaceuticals, Inc. *	36,162	780,376
Chemicals--1.6%
Kraton Performance Polymers Inc. *	24,759	580,846
Westlake Chemical Corporation	17,677	437,329
Coal--1.2%
Alpha Natural Resources Inc. *	20,222	775,109
Commercial services--9.6%
Chemed Corporation	19,325	1,022,679
Cross Country Healthcare, Inc. *	61,532	546,404
Euronet Worldwide, Inc. *	62,654	983,668
Gartner, Inc. *	32,785	825,198
LECG Corporation *	166,489	356,286
Net 1 UEPS Technologies, Inc. *	66,988	974,675
On Assignment, Inc. *	98,725	476,842
Parexel International Corporation *	31,705	650,904
The Providence Service Corporation *	30,455	438,552
Computers--3.1%
Electronics for Imaging, Inc. *	51,535	548,848
Insight Enterprises, Inc. *	29,425	428,722
Mercury Computer Systems, Inc. *	37,125	490,050
SMART Modular Technologies (WWH), Inc. *	99,196	536,650
Distribution/wholesale--0.8%
School Specialty, Inc. *	26,426	506,586
Diversified manufacturer--2.2%
Barnes Group Inc.	39,945	734,189
Matthews International Corporation, Class A	20,460	738,811
Electric--1.4%
Allete, Inc.	26,014	938,065
Electrical components & equipment--0.8%
Belden, Inc.	22,615	540,272
Electronics--1.6%
Benchmark Electronics, Inc. *	26,105	435,954
Sonic Solutions, Inc. *	76,358	600,937
Engineering & construction--2.0%
Dycom Industries, Inc. *	65,883	596,241
URS Corporation *	17,358	701,090
Entertainment--0.3%
Lions Gate Entertainment Corporation *	27,393	180,794
Environmental control--0.3%
Casella Waste Systems, Inc., Class A *	46,092	183,907
Financial services--4.7%
Compass Diversified Holdings	16,165	243,607
Cowen Group Inc., Class A *	75,795	315,307
Investment Technology Group, Inc. *	41,905	658,328
MarketAxess Holdings Inc.	43,036	611,972
optionsXpress Holdings, Inc. *	40,902	638,071
SWS Group Inc.	70,884	618,108
Gas--1.6%
AGL Resources, Inc.	27,490	1,044,620
Healthcare products--1.7%
Merit Medical Systems, Inc. *	67,042	1,134,351
Healthcare services--4.8%
AMERIGROUP Corporation *	33,052	1,181,940
Amsurg Corporation *	49,905	914,260
Mednax Inc. *	13,380	630,867
Psychiatric Solutions, Inc. *	12,914	427,970
Household products--1.2%
Jarden Corporation	26,192	758,258
Insurance--5.2%
American Equity Investment Life Holding Company	88,514	955,951
Assured Guaranty Ltd.	44,055	691,664
First Mercury Financial Corporation	35,515	407,002
Platinum Underwriters Holdings, Ltd.	17,620	688,590
Stewart Information Services Corporation	30,288	302,577
Tower Group Inc.	9,335	201,169
Validus Holdings Ltd.	6,954	172,737
Internet--1.7%
1-800-FLOWERS.COM Inc., Class A *	143,285	319,526
DealerTrack Holdings Inc. *	30,978	483,567
Equinix Inc. *	3,666	342,808
Machinery--1.6%
Altra Holdings, Inc. *	49,275	714,488
Wabtec Corporation	7,025	313,385
Metal fabricate/hardware--0.8%
Kaydon Corporation	13,805	524,452
Mining--1.9%
Gammon Gold Inc. *	72,771	432,987
IAMGOLD Corporation	51,400	812,634
Oil & gas--1.9%
Comstock Resources, Inc. *	16,270	411,794
Rosetta Resources, Inc. *	38,605	852,012
Oil & gas services--3.1%
Dresser-Rand Group, Inc. *	29,961	1,114,849
Oceaneering International, Inc. *	18,226	901,822
Packaging & containers--1.0%
Silgan Holdings Inc.	22,246	632,231
Pharmaceuticals--1.5%
Herbalife Ltd.	19,681	976,965
Printing & publishing--1.3%
John Wiley & Sons, Inc., Class A	21,785	857,893
REITs--3.3%
BioMed Realty Trust, Inc.	38,565	695,713
Chimera Investment Corporation	77,880	301,396
Government Properties Income Trust	35,698	992,047
Kite Realty Group Trust	34,150	158,456
Retail--6.0%
AerCap Holdings NV *	43,003	559,899
AFC Enterprises, Inc. *	88,695	839,942
Jo-Ann Stores Inc. *	26,645	1,116,159
Nu Skin Enterprises, Inc., Class A	30,015	854,827
Stage Stores, Inc.	52,596	578,556
Savings & loans--1.0%
Berkshire Hills Bancorp Inc.	34,012	686,702
Semiconductor equipment--0.6%
Varian Semiconductor Equipment Associates, Inc. *	13,345	377,130
Semiconductors--1.0%
Microsemi Corporation *	42,685	681,253
Software--5.8%
ACI Worldwide, Inc. *	25,629	497,203
Aspen Technology, Inc. *	116,162	1,269,651
Avid Technology, Inc. *	37,195	480,931
Bottomline Technologies, Inc. *	80,236	1,136,944
Innerworkings Inc. *	63,171	437,143
Telecommunications--5.2%
Alaska Communications Systems Group, Inc.	76,617	709,473
Cbeyond Inc. *	44,188	672,983
CommScope, Inc. *	32,580	662,677
Symmetricom, Inc. *	119,544	637,170
Syniverse Holdings, Inc. *	31,620	706,075
Transportation--1.6%
Crude Carriers Corporation *	28,862	504,508
Genesee & Wyoming Inc., Class A *	13,800	564,143
Total common stocks (cost $42,491,771)		61,177,733

Investment companies - 3.2% (a)
Apollo Investment Corporation	35,148	354,995
iShares Russell 2000 Index Fund	12,110	787,877
iShares Russell 2000 Value Index Fund	16,190	983,704
Total investment companies (cost $1,613,327)		2,126,576

Total investment portfolio excluding repurchase
agreement (cost $44,105,098)		63,304,309

Repurchase agreement - 4.4% (a)
Repurchase agreement with Fixed Income
Clearing Corporation, dated July 30, 2010 @
0.07% to be repurchased at $2,902,017 on
August 2, 2010, collateralized by
$2,775,000 United States Treasury Notes,
3.625% due August 15, 2019 (market value
$2,992,954 including interest) (cost $2,902,000)		2,902,000

Total investment portfolio (cost $47,007,098) 101.0% (a)		$ 66,206,309

* Non-income producing security

(a) Percentages indicated are based on net assets of $65,517,301.

REIT - Real estate investment trust

Eagle Small Cap Growth Fund
Investment Portfolio
July 31, 2010
(unaudited)

Common stocks - 96.2% (a)	Shares	Value
Aerospace/defense--1.7%
Triumph Group Inc.	91,906	$6,975,665
Apparel--1.3%
Steven Madden Ltd. *	136,778	5,283,734
Auto parts & equipment--5.3%
American Axle & Manufacturing Holdings Inc. *	495,040	4,608,822
ArvinMeritor Inc. *	451,567	7,410,214
Tenneco Inc. *	194,291	5,362,432
WABCO Holdings Inc. *	127,735	4,940,790
Banks--0.5%
UMB Financial Corporation	61,142	2,300,162
Biotechnology--1.2%
Regeneron Pharmaceuticals Inc. *	131,218	3,174,163
Seattle Genetics Inc. *	154,380	1,880,348
Chemicals--2.6%
Huntsman Corporation	1,033,836	10,824,263
Commercial services--7.3%
FTI Consulting, Inc. *	241,715	8,544,625
Monster Worldwide, Inc. *	238,208	3,268,214
Sotheby's	243,175	6,597,338
SuccessFactors Inc. *	212,623	4,318,373
The GEO Group, Inc. *	376,660	8,128,323
Computers--3.6%
Netezza Corporation *	339,375	5,260,312
Radiant Systems Inc. *	248,185	3,526,709
Riverbed Technology Inc. *	174,176	6,460,188
Electrical components & equipment--1.5%
GrafTech International Ltd. *	411,610	6,454,045
Electronics--1.8%
Coherent, Inc. *	204,946	7,587,101
Entertainment--3.8%
Bally Technologies, Inc. *	198,072	6,397,726
Pinnacle Entertainment Inc. *	373,280	4,050,088
Shuffle Master, Inc. *	650,924	5,721,622
Environmental control--1.8%
Waste Connections, Inc. *	199,917	7,630,832
Financial services--0.9%
Duff & Phelps Corporation, Class A	198,827	2,155,285
optionsXpress Holdings, Inc. *	119,222	1,859,863
Food--1.9%
Dean Foods Company *	688,560	7,890,898
Hand/machine tools--1.9%
Regal-Beloit Corporation	128,761	7,832,532
Healthcare products--6.4%
American Medical Systems Holdings, Inc. *	419,740	9,385,386
Bruker Corporation *	334,996	4,411,897
Thoratec Corporation *	307,587	11,313,050
Vital Images, Inc. *	128,915	1,893,761
Healthcare services--2.9%
Centene Corporation *	185,923	3,962,019
ICON PLC, Sponsored ADR *	150,308	3,547,269
Lincare Holdings Inc.	197,428	4,690,889
Home furnishings--3.3%
DTS, Inc. *	243,869	8,711,001
Universal Electronics, Inc. *	296,877	5,213,160
Insurance--0.9%
MGIC Investment Corporation *	432,379	3,714,136
Internet--2.3%
TIBCO Software, Inc. *	724,094	9,818,715
Lodging--0.9%
Choice Hotels International Inc.	116,058	3,831,075
Metal fabricate/hardware--0.8%
Northwest Pipe Company *	177,154	3,218,888
Mining--1.7%
Titanium Metals Corporation *	320,743	7,101,250
Oil & gas--1.2%
Brigham Exploration Company *	293,950	5,073,577
Oil & gas services--4.7%
Lufkin Industries, Inc.	308,642	12,688,273
OYO Geospace Corporation *	135,554	7,254,850
Pharmaceuticals--3.5%
BioMarin Pharmaceutical Inc. *	243,478	5,319,994
Herbalife Ltd.	83,935	4,166,533
Onyx Pharmaceuticals Inc. *	111,577	2,901,002
Salix Pharmaceuticals Ltd. *	55,844	2,368,344
REIT--0.7%
Redwood Trust Inc.	199,964	3,129,437
Retail--8.8%
BJ's Restaurants, Inc. *	321,305	8,193,278
Cash America International, Inc.	234,699	7,862,416
Chico's FAS, Inc.	415,317	3,891,520
Genesco Inc. *	360,820	9,846,778
Vitamin Shoppe Inc. *	273,960	7,484,587
Semiconductor equipment--4.1%
Teradyne, Inc. *	333,160	3,584,802
Varian Semiconductor Equipment Associates, Inc. *	295,768	8,358,404
Veeco Instruments Inc. *	124,030	5,370,499
Semiconductors--4.7%
ON Semiconductor Corporation *	908,236	6,130,593
Rovi Corporation *	304,775	13,562,488
Software--9.5%
ANSYS, Inc. *	225,523	10,137,259
Eclipsys Corporation *	410,681	8,094,523
Informatica Corporation *	300,567	9,056,084
MedAssets Inc. *	247,916	5,803,714
Quality Systems, Inc.	126,954	6,972,314
Telecommunications--1.2%
EMS Technologies, Inc. *	310,214	5,161,961
Transportation--1.5%
Landstar System, Inc.	158,937	6,443,303
Total common stocks (cost $302,367,729)		406,113,696

Repurchase agreement - 4.3% (a)
Repurchase agreement with Fixed Income
Clearing Corporation, dated July 30, 2010 @
0.07% to be repurchased at $18,084,105 on
August 2, 2010, collateralized by
$17,270,000 United States Treasury Notes,
3.625% due August 15, 2019 (market value
$18,626,420 including interest) (cost $18,084,000)		18,084,000

Total investment portfolio (cost $320,451,729) 100.5% (a)		$424,197,696

* Non-income producing security

(a) Percentages indicated are based on net assets of $422,045,035.

ADR - American depository receipt
REIT - Real estate investment trust

Eagle Series Trust
7-31-10

NOTE 1 | Organization and investment objective The Eagle Series Trust (the “Trust”) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust offers shares in the following series (each a “Fund” and collectively the “Funds”) and are advised by Eagle Asset Management, Inc. (“Eagle” or “Manager”).

• The Eagle International Equity Fund (“International Equity Fund”) seeks capital appreciation principally through investment in a portfolio of international equity securities,

• The Eagle Investment Grade Bond Fund (“Investment Grade Bond Fund”) seeks current income and preservation of capital,

• The Eagle Large Cap Core Fund (“Large Cap Core Fund”) seeks long-term growth through capital appreciation,

• The Eagle Mid Cap Growth Fund (“Mid Cap Growth Fund”) seeks long-term capital appreciation,

• The Eagle Mid Cap Stock Fund (“Mid Cap Stock Fund”) seeks long-term capital appreciation,

• The Eagle Small Cap Core Value Fund (“Small Cap Core Value Fund”) seeks capital growth, and

• The Eagle Small Cap Growth Fund (“Small Cap Growth Fund”) seeks long-term capital appreciation.

The Eagle Family of Funds consists of the Eagle Capital Appreciation Fund, Eagle Growth & Income Fund, Eagle Series Trust and the Eagle Cash Trust. Members of the Boards of Trustees (“Boards of Trustees” or the “Boards”) for the Trusts may serve as Trustees for one or more of the Eagle Family of Funds.

Class offerings The Trust is authorized and currently offers Class A, Class C, Class I, Class R-3 and Class R-5 shares to qualified buyers.

•
For all funds except the Investment Grade Bond Fund, Class A shares are sold at a maximum front-end sales charge of 4.75%. For the Investment Grade Bond Fund, Class A shares are sold at a maximum front-end sales charge of 3.75%. Class A share investments greater than $1 million, which are not sold subject to a sales charge, may be subject to a contingent deferred sales charge (“CDSC”) of up to 1% of the lower of net asset value (“NAV”) or purchase price if redeemed within 18 months of purchase.

•	Class C shares are sold subject to a CDSC of 1% of the lower of NAV or purchase price if redeemed prior to one year of purchase.

•	Class I, Class R-3 and Class R-5 shares are each sold without a front-end sales charge or a CDSC to qualified buyers.

NOTE 2 | Significant accounting policies
Use of estimates The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates and those differences could be material.

Valuation of securities The price of each Fund’s shares is based on the NAV per share of each class of the Fund. Each Fund determines the NAV of its shares on each day the New York Stock Exchange (“NYSE”) is open for business, as of the close of the regular trading session (typically 4:00 p.m. Eastern Time), or earlier NYSE closing time that day. If the NYSE or other securities exchange modifies the closing price of securities traded on that exchange after the NAV is calculated, the Manager is not required to recalculate the NAV.

Generally, the Funds value portfolio securities for which market quotations are readily available at market value; however, a Fund may adjust the market quotation price to reflect events that occur between the close of those markets and the time of the Fund’s determination of the NAV.

A market quotation may be considered unreliable or unavailable for various reasons, such as:
•	The quotation may be stale;
•	The quotation may be unreliable because the security is not traded frequently;
•	Trading on the security ceased before the close of the trading market;

Eagle Series Trust
7-31-10
•	Security is newly issued;
•	Issuer specific events occurred after the security ceased trading; or
•	Because of the passage of time between the close of the market on which the security trades and the close of the NYSE.

Issuer specific events may cause the last market quotation to be unreliable. Such events may include:
•	A merger or insolvency;
•	Events which affect a geographical area or an industry segment, such as political events or natural disasters; or
•	Market events, such as a significant movement in the U.S. market.

Both the latest transaction prices and adjustments are furnished by an independent pricing service subject to supervision by the Boards. The Funds value all other securities and assets for which market quotations are unavailable or unreliable at their fair value in good faith using procedures (“Procedures”) approved by the Boards. A Fund may fair value small-cap securities, for example, that are thinly traded or illiquid. Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual funds to calculate their NAV. Fair value pricing methods, Procedures and pricing services can change from time to time as approved by the Boards. Pursuant to the Procedures, the Boards have delegated the day-to-day responsibility for applying and administering the Procedures to a valuation committee comprised of certain officers of the Trusts and other employees of the Manager (“Valuation Committee”). The composition of this Valuation Committee may change from time to time.

There can be no assurance, however, that a fair value price used by a Fund on any given day will more accurately reflect the market value of a security or securities than the market price of such security or securities on that day. Fair value pricing may deter shareholders from trading the Fund shares on a frequent basis in an attempt to take advantage of arbitrage opportunities resulting from potentially stale prices of portfolio holdings.
However, it cannot eliminate the possibility of frequent trading.

Fair value measurements Each Fund utilizes a three level hierarchy of inputs to establish a classification of fair value measurements. The three levels are defined below:

Level 1—Valuations based on quoted prices for identical securities in active markets,
Level 2—Valuations based on quoted prices in markets that are not active for which all significant inputs are observable, either directly or indirectly, and
Level 3—Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value each Fund’s NAV as of July 31, 2010.
	Quoted prices in active markets for identical assets	Significant other observable inputs	Significant unobservable inputs
	(Level 1)	(Level 2)	(Level 3)	Total
International Equity Fund
Foreign common stocks
Advertising	$-	$132,628	$-	$132,628
Aerospace/defense	-	686,602	-	686,602
Agriculture	941,496	46,527	-	988,023
Auto manufacturers	1,038,714	2,124,501	-	3,163,215
Auto parts & equipment	141,696	166,988	-	308,684
Banks	11,439,476	6,382,260	-	17,821,736
Beverages	1,359,795	569,583	-	1,929,378
Building materials	403,648	326,998	-	730,646

Eagle Series Trust
7-31-10
	Quoted prices in active markets for identical assets	Significant other observable inputs	Significant unobservable inputs
	(Level 1)	(Level 2)	(Level 3)	Total
International Equity Fund (cont’d)
Foreign common stocks (cont’d)
Chemicals	$113,942	$225,755	$-	$339,697
Commercial services	-	382,191	-	382,191
Computers	189,923	1,307,839	-	1,497,762
Cosmetics/personal care	31,765	610,632	-	642,397
Distribution/wholesale	-	441,516	-	441,516
Diversified manufacturer	195,120	-	-	195,120
Electric	466,926	-	-	466,926
Electrical components & equipment	210,590	718,061	-	928,651
Electronics	-	783,758	-	783,758
Engineering & construction	2,394,540	1,208,507	-	3,603,047
Financial services	1,817,258	730,848	-	2,548,106
Food	6,424,566	2,041,784	-	8,466,350
Food service	-	370,769	-	370,769
Forest products & paper	661,848	-	-	661,848
Gas	-	83,532	-	83,532
Hand/machine tools	-	262,540	-	262,540
Healthcare products	1,661,621	219,466	-	1,881,087
Healthcare services	58,888	-	-	58,888
Household products	27,036	839,423	-	866,459
Insurance	1,737,319	190,602	-	1,927,921
Internet	-	90,400	-	90,400
Iron/steel	537,359	-	-	537,359
Lodging	-	102,960	-	102,960
Machinery	784,695	486,313	-	1,271,008
Metal fabricate/hardware	-	139,990	-	139,990
Mining	6,492,466	1,291,309	-	7,783,775
Multimedia	-	398,052	-	398,052
Office/business equipment	-	379,732	-	379,732
Oil & gas	1,916,830	1,753,926	-	3,670,756
Oil & gas services	145,486	109,164	-	254,650
Pharmaceuticals	1,690,224	2,124,378	-	3,814,602
Real estate	1,215,097	-	-	1,215,097
Retail	850,812	764,845	-	1,615,657
Semiconductor equipment	47,928	-	-	47,928
Semiconductors	269,553	593,759	-	863,312
Software	338,830	-	-	338,830
Telecommunications	1,041,964	1,347,224	-	2,389,188
Toys/games/hobbies	-	403,395	-	403,395
Transportation	1,011,847	863,162	-	1,875,009
Water	-	219,509	-	219,509
Foreign preferred stocks (1)	895,931	-	-	895,931
Investment companies (1)	2,148,235	-	-	2,148,235
Short term investments	-	357,000	-	357,000
Other financial instruments (2)	(637,882)	-	-	(637,882)
Total investment portfolio	$50,065,542	$32,278,428	$-	$82,343,970

Eagle Series Trust
7-31-10
Quoted prices in active markets for identical assets	Significant other observable inputs	Significant unobservable inputs
(Level 1)	(Level 2)	(Level 3)	Total
Investment Grade Bond Fund
Domestic corporate bonds (1)	$-	$23,444,132	$-	$23,444,132
Government-backed corporate bonds (1)	-	11,648,315	-	11,648,315
U.S. Treasuries (1)	-	18,180,589	-	18,180,589
Mortgage-backed obligations (1)	-	10,397,703	-	10,397,703
Supranational securities (1)	-	2,823,864	-	2,823,864
Foreign government securities (1)	-	1,028,214	-	1,028,214
Short term investments	-	1,298,000	-	1,298,000
Total investment portfolio	$-	$68,820,817	$-	$68,820,817

Large Cap Core Fund
Domestic common stocks (1)	$119,233,553	$-	$-	$119,233,553
Investment companies (1)	3,816,727	-	-	3,816,727
Short term investments	-	7,807,000	-	7,807,000
Total investment portfolio	$123,050,280	$7,807,000	$-	$130,857,280

Mid Cap Growth Fund
Domestic common stocks (1)	$178,480,225	$-	$-	$178,480,225
Short term investments	-	4,854,000	-	4,854,000
Total investment portfolio	$178,480,225	$4,854,000	$-	$183,334,225

Mid Cap Stock Fund
Domestic common stocks (1)	$1,337,497,397	$-	$-	$1,337,497,397
Total investment portfolio	$1,337,497,397	$-	$-	$1,337,497,397

Small Cap Core Value Fund
Domestic common stocks (1)	$61,177,733	$-	$-	$61,177,733
Investment companies (1)	2,126,576	-	-	2,126,576
Short term investments	-	2,902,000	-	2,902,000
Total investment portfolio	$63,304,309	$2,902,000	$-	$66,206,309

Small Cap Growth Fund
Domestic common stocks (1)	$406,113,696	$-	$-	$406,113,696
Short term investments	-	18,084,000	-	18,084,000
Total investment portfolio	$406,113,696	$18,084,000	$-	$424,197,696
(1) Please see the Investment Portfolio for detail by industry. (2) Other financial instruments include foreign forward currency contracts which are valued at the unrealized appreciation/(depreciation) on the instrument.

Specific types of securities are valued as follows:

•
Domestic exchange traded equity securities Market quotations are generally available and reliable for domestic exchange traded equity securities. If the prices provided by the pricing service and independent quoted prices are unreliable, the Fund will fair value the security in good faith using the Procedures.

•
Foreign equity securities If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. Consequently, fair valuation of portfolio securities may occur on a daily basis. The Fund may fair value a security if certain events occur between the time trading ends on a particular security and the Fund’s NAV calculation. The Fund may also fair value a particular security if the events are significant and make the closing price unreliable. If an issuer specific event has occurred that the Valuation Committee determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. The Fund also utilizes a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on exchange rates provided by a pricing service. The pricing vendor, pricing methodology or degree of certainty may change from time to time. Fund securities primarily traded on foreign markets may trade on

Eagle Series Trust
7-31-10

days that are not business days of the Fund. Because the NAV of fund shares is determined only on business days of the Fund, the value of the portfolio securities of a Fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the Fund.

•
Fixed income securities Government, corporate, asset-backed bonds, municipal bonds and convertible securities, including high yield or junk bonds, normally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. If the prices provided by the pricing service and independent quoted prices are unreliable, the Valuation Committee will fair value the security using the Procedures.

•
Short-term securities The amortized cost method of security valuation is used by the Fund (as set forth in Rule 2a-7 under the Investment Company Act of 1940, as amended) for short-term investments (investments that have a maturity date of 60 days or less). The amortized cost of an instrument is determined by valuing it at cost as of the time of purchase and thereafter accreting/amortizing any purchase discount/premium at a constant rate until maturity. Amortized cost approximates fair value.

Derivative instruments The Funds have adopted the provisions of FASB Accounting Standards CodificationTM ASC 815-10-50.  During the period ended July 31, 2010, the International Equity Fund engaged in limited derivative activity. The contract amounts in the Investment Portfolio are representative of typical volumes.

 Fair values of derivative instruments for the International Equity Fund as of July 31, 2010 are as follows:

	Asset derivatives		Liability derivatives
Type of derivative	Balance Sheet Location	Fair value	Balance Sheet Location	Fair value
Forward foreign currency contracts	Unrealized gain on forward foreign currency contracts	$492,656	Unrealized loss on forward foreign currency contracts	$1,130,538

The effect of derivative instruments on the International Equity Fund’s Statement of Operations for the period ended July 31, 2010 is as follows:

Type of derivative	Location of gain (loss) on derivatives recognized in income	Realized gain (loss) on derivatives recognized in income	Change in unrealized appreciation (depreciation) on derivatives recognized in income
Forward foreign currency contracts	Net realized gain (loss) on foreign currency transactions/Net change in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies	$(125,461)	$(372,167)

Foreign currency transactions The books and records of each Fund are maintained in U.S. dollars. Foreign currency transactions are translated into U.S. dollars on the following basis: (i) market value of investment securities, other assets and other liabilities at the daily rates of exchange, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. The Fund does not isolate that portion of gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market

Eagle Series Trust
7-31-10
prices of the investments. Such fluctuations are included with the net realized and unrealized gains and losses from investment transactions. Net realized gain (loss) from foreign currency transactions and the net change in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies include gains and losses between trade and settlement date on securities transactions, gains and losses arising from the purchase and sale of forward foreign currency contracts and gains and losses between the ex and payment dates on dividends, interest and foreign withholding taxes.

Forward foreign currency contracts Each of the Funds except the Small Cap Growth Fund is authorized to enter into forward foreign currency contracts which are used primarily to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated investment securities. Forward foreign currency contracts are translated to U.S. dollars using forward exchange rates provided by a pricing service as of the close of the NYSE on each valuation day and the unrealized gain or loss is included in the Statement of Assets and Liabilities. When the contracts are closed, the gain or loss is realized. Realized and unrealized gains and losses are included in the Statements of Operations. Risks may arise from unanticipated movements in the currency’s value relative to the U.S. dollar and from the possible inability of counter-parties to meet the terms of their contracts.

Real estate investment trusts (“REITs”) There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes and interest rates. Dividend income is recorded at the Manager’s estimate of the income included in distributions from the REIT investments. Distributions received in excess of the estimated amount are recorded as a reduction of the cost of the investments. The actual amounts of income, return of capital and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts.

Repurchase agreements Each Fund enters into repurchase agreements whereby a Fund, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount of at least 100% of the resale price. Repurchase agreements involve the risk that the seller will fail to repurchase the security, as agreed. In that case, each Fund will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Revenue recognition Investment security transactions are accounted for on a trade date basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

Expenses Each Fund is charged for those expenses that are directly attributable to it, while other expenses are allocated proportionately among the Eagle Family of Funds based upon methods approved by the Boards. Expenses that are directly attributable to a specific class of shares, such as distribution fees, shareholder servicing fees and administrative fees, are charged directly to that class. Other expenses of each Fund are allocated to each class of shares based upon their relative percentage of net assets. The Funds have entered into an arrangement with the custodian whereby each Fund receives credits on uninvested cash balances which are used to offset a portion of each Fund’s expenses. These custodian credits are shown as “Expense offsets” in the Statements of Operations.

Class allocations Each class of shares has equal rights to earnings and assets except that each class may bear different expense for administration, distribution and/or shareholder services. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

Distribution of income and gains In each Fund except the Investment Grade Bond Fund, distributions of net investment income are made annually. In the Investment Grade Bond Fund, distributions of net investment income are made monthly. Net realized gains from investment transactions during any particular year in excess of available capital loss carryforwards, which, if not distributed, would be taxable to the Fund, will be distributed to shareholders in the following fiscal year. Each Fund uses the identified cost method for determining realized gain or loss on investments for both financial and federal income tax reporting purposes. All dividends paid by each Fund from net investment income are deemed to be ordinary income for federal income tax purposes.

Eagle Series Trust
7-31-10

Other In the normal course of business the Funds enter into contracts that contain a variety of representations and warranties, which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the risk of loss to each Fund is expected to be remote.

NOTE 3 | Federal income taxes and distributions The Trust is treated as a single corporate taxpayer as provided for in the Tax Reform Act of 1986, as amended. Accordingly, no provision for federal income taxes is required since the Funds intend to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/ tax differences to reflect tax character; these adjustments have no effect on net assets or NAV per share. Financial reporting records are not adjusted for temporary differences. As of July 31, 2010, the identified cost of investments in securities owned by each Fund for federal income tax purposes were as follows:
Identified cost
International Equity Fund	$88,147,129
Investment Grade Bond Fund	67,229,313
Large Cap Core Fund	127,636,468
Mid Cap Growth Fund	153,060,190
Mid Cap Stock Fund	1,306,108,030
Small Cap Core Value Fund	47,091,057
Small Cap Growth Fund	322,947,209
As of July 31, 2010, the net unrealized appreciation (depreciation) of investments in securities owned by each Fund were as follows:

	Unrealized appreciation	Unrealized depreciation	Net unrealized appreciation (depreciation)
International Equity Fund	$10,948,735	$(16,114,012)	$(5,165,277)
Investment Grade Bond Fund	1,630,495	(38,992)	1,591,503
Large Cap Core Fund	12,478,377	(9,257,565)	3,220,812
Mid Cap Growth Fund	35,981,387	(5,707,352)	30,274,035
Mid Cap Stock Fund	104,802,421	(73,413,054)	31,389,367
Small Cap Core Value Fund	20,240,766	(1,125,515)	19,115,252
Small Cap Growth Fund	111,142,096	(9,891,609)	101,250,487

NOTE 4 | Subsequent events The Manager has evaluated subsequent events through July 31, 2010, and determined that no material events or transactions would require recognition or disclosure in the Funds’ financial statements.

Item 2. Controls and Procedures

(a)
Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), the Principal Executive Officer and Principal Financial Officer of Eagle Series Trust have concluded that such disclosure controls and procedures are effective as of a date within 90 days of the filing date of this Form N-Q.

(b)
There was no change in the internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) of Eagle Series Trust that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, its internal controls over financial reporting.

Item 3. Exhibits

(a)	Certifications of the Principal Executive Officer and Principal Financial Officer of Eagle Series Trust as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EAGLE SERIES TRUST
Date: September 27, 2010

/s/ J. Cooper Abbott
J. Cooper Abbott
Principal Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

EAGLE SERIES TRUST
Date: September 27, 2010

/s/ J. Cooper Abbott
J. Cooper Abbott
Principal Executive Officer

Date: September 27, 2010	/s/ Mathew J. Calabro
Mathew J. Calabro
Principal Financial Officer